Property and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
7.
Property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance, December 31, 2020	2,083	1,180	2,055	5,318
Additions	462	2	—	464
Additions through business combinations	298	31	—	329
Effects of movement in exchange rate	(20)	(1)	—	(21)
Balance, December 31, 2021	2,823	1,212	2,055	6,090
Additions	455	—	—	455
Impairment	(125)	—	—	(125)
Disposals	—	—	—	—
Effects of movement in exchange rate	22	(2)	—	20
Balance, December 31, 2022	3,175	1,210	2,055	6,440
Additions	214	—	—	214
Impairment	(239)	(212)	—	(451)
Disposals	(2,160)	(998)	(2,055)	(5,213)
Effects of movement in exchange rate	2	—	—	2
Balance, December 31, 2023	992	—	—	992

Accumulated depreciation
Balance, December 31, 2020	1,547	824	2,055	4,426
Depreciation	400	78	—	478
Balance, December 31, 2021	1,947	902	2,055	4,904
Depreciation	403	69	—	472
Impairment	(37)	—	—	(37)
Balance, December 31, 2022	2,313	971	2,055	5,339
Depreciation	313	27	—	340
Disposals	(2,160)	(998)	(2,055)	(5,213)
Balance, December 31, 2023	466	—	—	466

Net book value
Balance, December 31, 2022	862	239	—	1,101
Balance, December 31, 2023	526	—	—	526

Depreciation of property and equipment of $340 for the year ended December 31, 2023 (December 31, 2022 – $472) is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).

Impairment charges of $451 were recognized in other non-operating expense for the year ended (December 31, 2023 (December 31, 2022 – $125).